Acquisitions - Additional Information (Detail)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jan. 31, 2024 kr / shares
Disclosure of detailed information about business combination [line items]
Fair value of tender offer price on non controlling interest acquired | kr / shares			kr 50
Business combinations [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			100.00%
Goodwill expected to be deductible for tax purposes | $	$ 0	$ 0